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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2008

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

PRIOR FILINGS FOR THE NOMURA GROUP WERE REPORTED UNDER THE NAME NOMURA SECURITIES COMPANY, WITH CIK NUMBER 0000110097. SUBSEQUENT FILINGS WILL
BE MADE UNDER THE NAME NOMURA HOLDINGS, INC., CIK NUMBER 0001163653.
NOMURA HOLDINGS, INC. (NHI) IS THE PARENT HOLDING COMPANY OF A NUMBER
OF OPERATING SUBSIDIARIES, SOME OF WHICH ARE OR MAY BE INSTITUTIONAL INVESTMENT MANAGERS FOR THE PURPOSES OF THE REPORTING REQUIREMENTS UNDER
SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 (THE ACT) AND THE RULES PROMULGATED THEREUNDER. NHI ITSELF DOES NOT DIRECTLY EXERCISE INVESTMENT DISCRETION WITH RESPECT TO ANY SECTION 13(F) SECURITIES POSITIONS. IN
THAT NHI'S OWNERSHIP INTEREST IN SUCH OPERATING SUBSIDIARIES IS DEEMED THE EXERCISE OF INVESTMENT DISCRETION REGARDING CERTAIN OF SUCH SUBSIDIARIES' MANAGED ACCOUNTS, THE INFORMATION REQUIRED BY FORM 13F IS REPORTED BY NHI
ON BEHALF OF CERTAIN OF NHI'S OPERATING SUBSIDIARIES WHICH ARE INSTITUTIONAL INVESTMENT MANAGERS SUBJECT TO SECTION 13(F)OF THE ACT.

Nomura Holdings Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

1-9-1, Nihonbashi, Chuo-ku, Tokyo 103-8011, Japan
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 001-15270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Brendan G. Daly             Head of Compliance and Surveillance 212-667-1246
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                        /s/ Brendan G. Daly
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                        New York, NY  May 15, 2008
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  15

Form 13F Information Table Value Total: $11,114
                                         (thousands)



List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).




   13F File No.: Name:
   ------------- ---------------------
6.  28-05739      Global Funds Management, S.A.
   ------------- ---------------------
2.  28-04985      Nomura International plc
   ------------- ---------------------
4.  28-04993      Nomura Securities (Bermuda)
   ------------- ---------------------
1.  28-04983      Nomura Securities International, Inc.
   ------------- ---------------------

1Page      1                                                                                                      07-08-13  14:21:11
                                     FORM 13F
                                         INFORMATION TABLE
                                           QUARTER ENDING
                                         03/31/2008
         NAME OF ISSUER           TITLE      CUSIP     VALUE       SHARES    SH  PUT  INVSTMT  OTHER   VOTING AUTHORITY
                                 OF CLASS              X1000      PRN AMT    PRN CALL DSCRETN MANAGERS
 ------------------------------ ---------- --------- ---------- ------------ --- ---- ------- -------- ----------------

0SHIP FINANCE INTERNATIONAL L              G81075106        650 000000024735 SH       DEFINED 02         SOLE
 TSAKOS ENERGY NAVIGATION LTD              G9108L108        666 000000021670 SH       DEFINED 02         SOLE
 DRYSHIPS INC                              Y2109Q101        472 000000007884 SH       DEFINED 02         SOLE
 SEASPAN CORP                              Y75638109        600 000000021088 SH       DEFINED 02         SOLE
 ABERCROMBIE & FITCH CO                    002896207        541 000000007401 SH       DEFINED 02         SOLE
 ALCOA INC                                 013817101        435 000000012067 SH       DEFINED 02         SOLE
 ALTUS PHARMACEUTICALS INC                 02216N105      3,943 000000866624 SH       DEFINED 02         SOLE
 AMERICAN INTL GROUP INC                   026874107        813 000000018804 SH       DEFINED 02         SOLE
 AMERICAN SUPERCONDUCTOR CORP              030111108        617 000000026625 SH       DEFINED 02         SOLE
 AMGEN INC                                 031162100        443 000000010617 SH       DEFINED 02         SOLE
 ARCHER DANIELS MIDLAND CO                 039483102        622 000000015113 SH       DEFINED 02         SOLE
 AVENTINE RENEWABLE ENERGY                 05356X403        184 000000035566 SH       DEFINED 02         SOLE
 BALDOR ELEC CO                            057741100        637 000000022783 SH       DEFINED 02         SOLE
 BANK OF AMERICA CORPORATION               060505104        423 000000011173 SH       DEFINED 02         SOLE
 UAL CORP                                  902549807         62 000000002900 SH       DEFINED 01         SOLE